Short-term bank loans and other debt - Additional Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-term bank loans and other debt
Real estate properties development completed	$ 830,840,167	$ 500,875,235
Restricted cash	$ 269,285,004	$ 220,596,486
Weighted average interest rate on short-term bank loans and other debts	7.26%	7.32%
Property and equipment, net	$ 28,831,111	$ 35,525,933
Collateral Pledged [Member]
Short-term bank loans and other debt
Land use rights	424,482,379	333,926,609
Short-term Debt [Member] | Collateral Pledged [Member]
Short-term bank loans and other debt
Short-term bank loans	0
Real estate properties held for lease net book value	17,517,158	19,135,154
Real estate properties development completed	74,341,513	87,535,195
Restricted cash		4,626,943
Land use rights	17,643,325	19,272,974
Property and equipment, net	8,612,681	9,408,203
Short-term Debt [Member] | Collateral Pledged [Member] | RMB
Short-term bank loans and other debt
Short-term bank loans	$ 81,598,369
Short-term Debt [Member] | Collateral Pledged [Member] | US Dollar
Short-term bank loans and other debt
Short-term bank loans		$ 4,400,000